Organization of the Trusts	12 Months Ended
Dec. 31, 2017
Organization of the Trusts
Organization of the Trusts

1. Organization of the Trusts

Sprott Physical Gold and Silver Trust, (the “Trust”) is a closed-end mutual fund trust established on October 26, 2017 under the laws of the Province of Ontario, Canada. The beneficiaries of the Trust will be holders of Trust Units, which are being offered in connection with the Arrangement announced on October 2, 2017 involving Central Fund of Canada Limited (“CFCL”), the Trust, Sprott Inc., The Central Group Alberta Ltd. and its shareholders, 2070140 Alberta Ltd., the holders (the “Class A Shareholders”) of Class A shares (the “Class A Shares”) of CFCL and the holders (the “Common Shareholders”, and together with the Class A Shareholders, the “CFCL Shareholders”) of common shares (the “Common Shares”) of CFCL. The Trust is authorized to issue an unlimited number of redeemable, transferable units (“Units”). On October 26, 2017 the Trust issued one Unit for $10.00 cash. The Trust’s registered office is located at Suite 2600, South Tower, Royal Bank Plaza, 200 Bay Street, Toronto, Ontario, Canada, M5J 2J1.

The financial statements of the Trust are as for the period October 26 to December 31, 2017. These financial statements were authorized for issue by the Manager on March 28, 2018.